Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2. Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Principles of consolidation

The consolidated financial statements of the Company reflect the principal activities of the Company and its subsidiaries. All significant intercompany balances and transactions are eliminated upon consolidation.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses, estimates for inventory provisions, useful lives and impairment of long-lived assets, and valuation allowance for deferred tax assets.

Foreign currency translation and transaction

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiary in China uses Renminbi (“RMB”) as the functional currency.

The financial statements of the Company and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

For the Company, except for the shareholders’ equity, the balance sheet accounts on December 31, 2025 and 2024 were translated at RMB6.9931 to $1.00 and RMB7.2993 to $1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the years ended December 31, 2025 and 2024 were RMB7.1875 to $1.00 and RMB7.1957 to $1.00, respectively. Cash flows were also translated at average translation rates for the periods. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits with banks, and other monetary funds. The Company maintains cash and cash equivalents with various financial institutions primarily in China. The Company considers all highly liquid investment instruments with an original maturity of three months or less to be cash equivalents. As of December 31, 2025 and 2024, cash and cash equivalents balances were $6,717,787 and $2,467,638, respectively. The majority of the Company’s cash is saved in state-owned banks in the PRC and Hong Kong, and part of deposits are covered by insurance. In China, a depositor has up to RMB500,000 ($71,499) insured by the People’s Bank of China Financial Stability Bureau. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Accounts receivable, net

Accounts receivables are recorded at the gross billing amount less allowance for expected credit losses from the customers. Accounts receivable does not bear interest.

Since January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance in the consolidated statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

For the years ended December 31, 2025 and 2024, the Company’s expected credit losses against accounts receivable were $12,750 and $2,861, respectively.

Inventories

Inventories, primarily consisting of raw materials, finished goods, goods shipped in transit, and work in progress, is stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined by using weighted average cost method. Inventories are periodically evaluated for excess quantities and obsolescence. The carrying amounts of inventories identified as obsolete or in excess of forecasted usage are written down to their estimated net realizable value, based on factors including aging and anticipated future demand for each inventory category.

Prepayment and other current assets

Prepayment and other current assets primarily consist of prepayments made to vendors or service providers for future services that have not been provided, other current assets, and other receivables from third parties. Other current assets and other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. Management believes that, as of December 31, 2025 and 2024, the Company’s other current assets and other receivable were not impaired.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Building	30 years
Office Equipment	5 years
Electronic equipment	3 to 5 years
Vehicles	4 years
Machinery Equipment	10 years
Building Improvement	10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss). Expenditures for maintenance and repairs are charged to expenses as incurred, while additions, renewals, and betterments, which are expected to extend the useful life of assets, are capitalized.

Construction in progress

Construction in progress is comprised primarily of two new buildings designated for manufacturing purposes. These assets are not yet available for use and, accordingly, no depreciation is recorded. Upon completion and when the buildings are ready for their intended use, the related balances will be reclassified to buildings within property, plant and equipment, and depreciation will commence at that time.

Land use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use the parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. The estimated useful life for land use right is 50 years and the rental period is from November 15, 2019, to November 15, 2069.

Intangible assets, net

The Company’s intangible assets with definite useful lives primarily are purchased patents. The Company amortizes intangible assets with definite useful lives on a straight-line basis over estimated useful lives of ten years.

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate, and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset, plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2025 and 2024, impairment of long-lived assets was nil.

Finance Lease as a lessee

The Company, through its subsidiary, leases equipment and accounts for such leases in accordance with ASC 842, Leases (“ASC 842”). A lease is classified as a finance lease if it transfers ownership of the underlying asset to the Company at the end of the lease term or otherwise meets the criteria set forth in ASC 842. The Company’s equipment lease agreements are classified as finance leases because the Company is reasonably certain to exercise the purchase option at the end of the lease term.

Lease liabilities are recognized at the present value of fixed lease payments. Finance lease assets are initially measured at cost, which equals the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, and reduced by any lease incentives received. Because the Company is reasonably certain to exercise the purchase option and ownership of the underlying assets will transfer to the Company, finance lease assets are amortized on a straight-line basis over the estimated useful lives of the underlying assets. The lease liability is subsequently measured using the effective interest method, increased by interest expense and reduced by lease payments made. The principal portion of lease payments is classified as a financing cash outflow, and the interest portion is classified as an operating cash outflow in the statement of cash flows. Interest expense on the lease liability is recognized using the effective interest method and the amortization expense is reported as “General and administrative expenses”.

Finance lease assets are reviewed for impairment annually. No impairment of finance lease assets was identified as of December 31, 2025.

Accounts payable

Accounts payable represent liabilities for goods or services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Bank loans

Bank loans are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the bank loans using the effective interest method.

Warranty liabilities

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under FASB ASC 460, “Guarantees”. Such estimated costs for warranties are estimated at completion and these warranties are not service warranties separately sold by the Company. Generally, the warranty provision is based on historical experience or, for new products with limited claims history, management’s estimate of future warranty costs.

Accrued expenses and other payables

Accrued expenses and other payables primarily consist of other payables and payroll-related payables incurred in the ordinary course of business.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement, and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts reported in the balance sheets of cash, accounts receivable, inventory and other current assets, due from related parties, value added tax (“VAT”) recoverables, short-term bank loans, accounts payable, amounts due to related parties, accrued expenses and other liabilities, approximate their fair market value based on the short-term maturity of these instruments. The Company did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Share-based compensation

Unrestricted stock awards granted to employees are fully vested upon issuance, and compensation expense is recognized equal to the fair value of the award on the grant date. The fair value of unrestricted stock is determined based on the closing market price of the Company’s common stock on the grant date.

Revenue recognition

Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy the performance obligation. VAT that the Company collects concurrent with revenue-producing activities is excluded from revenue.

The Company follows the requirements of Topic 606-10-55-36 through -40, Revenue from Contracts with Customers, Principal Agent Considerations, in determining the gross versus net revenue recognition for performance obligation(s) in the contract with a customer. Revenue recorded with the Company acting in the capacity of a principal is reported on a gross basis equal to the full amount of consideration to which we expect in exchange for the good or service transferred. Revenue recorded with the Company acting in the capacity of an agent is reported on a net basis, exclusive of any consideration provided to the principal party in the transaction.

The Company accounts for the revenue generated from sales of its products (injection molding machine-dedicated manipulator arms, accessories of manipulator arms, raw materials and scraps of manipulator arms) and services (installation and warranty services) on a gross basis as the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods or services.

For the years ended December 31, 2025 and 2024, there was no revenue recognized on a net basis where the Company is acting as an agent.

The Company’s revenue is primarily derived from the following sources:

Revenue from sales of injection molding machine-dedicated arms and installation and warranty services

The Company generates revenue from the sales of standard and customized manipulator arms (product) to customers. The Company enters into contracts with customers as a principal. The contracts contain three performance obligations for domestic customers, including transferring the product to the customers, offering installation and warranty services in exchange for consideration. For oversea customers, there is one single performance obligation, which is transferring the product to their customers in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. Usually, the Company offers a credit term within 120 days for business customers with good creditworthiness. The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been delivered to the customers and the customers have accepted it in accordance with the sales contract. In the normal course of business, the Company’s products are sold with no right of return unless the item is defective. The Company generally provides one-year warranty services against defects in materials and workmanship for its customers.

Revenue from sales of accessories of manipulator arms

The Company generates revenue from the sales of manipulator arm accessories. The customer base includes both direct purchasers from the Company, as well as those who procure the Company’s manipulator arms through third-party vendors. The contracts contain one single performance obligation, which is delivering manipulator arms to the customers in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. The Company recognizes revenue at a point in time when the control of the manipulator arm accessories has been transferred to customers. The transfer of control is considered complete when manipulator arm accessories have been received by customers. In the normal course of business, the Company’s manipulator arm accessories are sold with no right of return.

Revenue from sales of raw materials and scraps of manipulator arms

The Company generates revenue from the sales of raw materials and scraps of manipulator arms. The customer base includes both direct purchasers from the Company, as well as those who procure the Company’s manipulator arms through third-party vendors. The contracts contain one single performance obligation, which is delivering raw materials and scraps of manipulator arms to the customers in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. The Company recognizes revenue at a point in time when the control of the manipulator arm raw materials and scraps have been transferred to customers. The transfer of control is considered complete when manipulator arm raw materials and scraps have been received by customers. In the normal course of business, the Company’s manipulator arm raw materials and scraps are sold with no right of return.

Revenue from installation services

The Company generates revenue from providing the installation services to customers who procure the Company’s manipulator arms through third-party vendors. The contracts contain one single performance obligation, which is installing the manipulator arms specified by the customer in exchange for consideration. The terms of pricing and payment stipulated in the contract are fixed. The Company recognizes revenue at a point in time when the Company has fulfilled its obligation of installing manipulator arms and the customer has accepted them, with no further obligations remaining on either party.

Revenue from new energy sector-focused products

The Company generates revenue from the sale of new energy sector-focused products used in lithium battery manufacturing processes, including battery cell outer blue film dispensing systems, to customers. Acting as the principal in these contracts, the Company fulfills four performance obligations: delivery of equipment, installation and commissioning services, training for the customer’s staff, and warranty services. The Company is responsible for delivering the equipment to the customer's designated location, where it will undergo inspection and acceptance testing. Additionally, the Company provides installation and commissioning services, including both domestic pre-acceptance and final overseas acceptance. Training is provided to ensure the customer’s staff can properly operate the equipment for smooth production. The Company also offers warranty services, covering maintenance and repair for a period of 12 months from the acceptance date. The terms of pricing and payment stipulated in the contracts are fixed. The Company generally offers customary credit terms to customers based on their creditworthiness. Revenue is recognized at a point in time when control of the equipment is transferred to the customers. The transfer of control is considered complete when the equipment has been delivered, installed as required, and accepted by the customers in accordance with the terms of the sales contracts. In the normal course of business, the Company’s equipment is sold with no right of return unless the equipment is defective or fails to meet the agreed specifications. The Company generally provides standard warranty services for its equipment, which assure that the equipment complies with agreed-upon specifications and are accounted for as assurance-type warranties.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized for in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing when an order is placed and when shipment or delivery occurs. As of December 31, 2025 and 2024, other than accounts receivables, advances from customers and contract liabilities, the Company had no other material contract assets, or deferred contract costs recorded on its consolidated balance sheet.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Company’s disaggregation of revenue for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years ended December 31,
	2025	2024	2023
Revenue from sales of injection molding machine-dedicated manipulator arms and installation and warranty services	$9,066,136	$10,328,959	$9,815,219
Revenue from sales of accessories of manipulator arms	2,268,297	1,437,989	998,034
Revenue from sales of raw materials	4,596,217	3,917,718	1,662,923
Revenue from sales of scraps of manipulator arms	39,849	16,875	—
Revenue from installation services	47,753	95,442	134,697
Revenue from new energy sector-focused products	2,388,597	—	—
Total revenue	$18,406,849	$15,796,983	$12,610,873

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Management has determined that the Company has one operating and reportable segment, which is the manipulator arms business. The Company’s operations are managed as a single segment within the PRC. As substantially all of the Company’s long-lived assets are located in the PRC and the majority of its revenues are generated from the PRC, no geographical segment information is presented.

Cost of revenue

Cost of revenue consists primarily of (i) cost of manipulator arms and installation service and warranty service, (ii) cost of accessories for manipulator arms, (iii) cost of raw materials and scraps for manipulator arms, (iv) cost of installation services, and (v) cost of new energy sector-focused products.

Selling expenses

Selling expenses include (i) sales service costs incurred from provision of customer services, (ii) traveling costs of sales and marketing staff, (iii) salaries and benefits of sales and marketing staff, (iv) advertising costs, and (v) others, such as conference costs.

Advertising costs, which consist primarily of offline advertising related costs, are expensed as incurred and amounted to $65,764, $140,115 and $21,872 for the years ended December 31, 2025, 2024 and 2023, respectively.

Research and development expenses

The Company expenses all internal research and development costs as incurred, which primarily comprise costs of materials used for experiments, employee costs, and other daily expenses related to research and development activities.

Government grants

Government grants represent cash subsidies received from the local government in the PRC. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business.

Employee benefits

Full-time employees of the Operating Entity in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Company has made employee benefits contributions under PRC government requirements and has no legal obligation beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $65,788, $45,650 and $31,602 for the years ended December 31, 2025, 2024 and 2023, respectively.

Deferred offering costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A —”Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses directly attributable to the IPO and incurred through its completion. These costs were charged to shareholders’ equity upon the completion of the IPO on January 3, 2025. As of December 31, 2025, $2,451,800 of deferred offering costs were charged to shareholders’ equity.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (the “PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under the PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

As of December 31, 2025 and 2024, the balance of the required statutory reserves was $361,083 and $361,083, respectively.

VAT

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company believes there were no uncertain tax positions on December 31, 2025 and 2024.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances. As of December 31, 2025, the tax years for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2025 and 2024.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) included net income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive income (loss).

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2025 and 2024, there was no dilution impact.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, including the redeemable shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2025 and 2024, there were no dilutive shares.

Risks and uncertainties

Concentration of credit risks

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and accounts receivable. As of December 31, 2025 and 2024, the aggregate amounts of cash of $6,717,787 and $2,467,638, respectively, were deposited at major financial institutions located in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivables are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations. The Company maintains an allowance for doubtful accounts, and actual losses have generally been within management’s expectations. Refer to “Note 18. Customer and Supplier Concentrations” for detail.

Currency convertibility risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued and has evaluated all other pronouncements.

In March 2024, the FASB issued ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and similar Awards” For public business entities, the amendments in this Update are effective for annual periods beginning after December 15.2024，and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15,2025 and interim periods within those annual periods, Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. if an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements — Amendments to Remove References to the Concepts Statements”. This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These changes remove references to various Concepts Statements and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In April 2025, the FASB issued ASU 2025-04 – Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which revises the definition of performance condition for share-based consideration payable to a customer, eliminates the forfeiture policy election for awards granted to customers (unless granted in exchange for a distinct good or service), and clarifies applicability of the variable consideration constraint. The ASU will be effective for annual reporting periods (including interim periods within annual reporting periods) beginning after December 15, 2026, for all entities. Early adoption is permitted for both interim and annual financial statements that have not yet been issued. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company’s financial position, result of operations, or cash flows.